Receivables and Other Current Assets - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	€ 9,680	€ 8,926
Trade receivables
Disclosure of Trade and Other Receivables [Line Items]
Transfers	12
Government
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	€ 518	€ 439